Intangible assets	6 Months Ended
Dec. 31, 2025
Intangible assets
Intangible assets

17Intangible assets

			Other
			intangible
	Goodwill	Registrations	assets	Total
	£’000	£’000	£’000	£’000
At 1 July 2025
Cost	421,453	1,102,880	30,169	1,554,502
Accumulated amortization	—	(565,532)	(22,513)	(588,045)
Net book amount	421,453	537,348	7,656	966,457
Six months ended 31 December 2025
Opening net book amount	421,453	537,348	7,656	966,457
Additions	—	174,437	3,285	177,722
Disposals	—	(32,637)	—	(32,637)
Amortization charge	—	(107,013)	(1,739)	(108,752)
Closing net book amount	421,453	572,135	9,202	1,002,790
At 31 December 2025
Cost	421,453	1,192,634	33,454	1,647,541
Accumulated amortization	—	(620,499)	(24,252)	(644,751)
Net book amount	421,453	572,135	9,202	1,002,790

At 1 July 2024
Cost	421,453	943,896	26,781	1,392,130
Accumulated amortization	—	(535,317)	(19,249)	(554,566)
Net book amount	421,453	408,579	7,532	837,564
Six months ended 31 December 2024
Opening net book amount	421,453	408,579	7,532	837,564
Additions	—	230,952	1,049	232,001
Disposals	—	(20,858)	—	(20,858)
Amortization charge	—	(101,051)	(1,642)	(102,693)
Closing net book amount	421,453	517,622	6,939	946,014
At 31 December 2024
Cost	421,453	1,030,967	27,831	1,480,251
Accumulated amortization	—	(513,345)	(20,892)	(534,237)
Net book amount	421,453	517,622	6,939	946,014

Impairment tests for goodwill

Goodwill is not subject to amortization and is tested annually for impairment (normally at the end of the third fiscal quarter) or more frequently if events or changes in circumstances indicate a potential impairment. Management has considered the carrying amount of goodwill as of 31 December 2025 and concluded that, as there are no indicators of impairment, a detailed impairment test is not required. Having assessed the future anticipated cash flows, management believes that any reasonably possible changes in key assumptions would not result in an impairment of goodwill.

17Intangible assets (continued)

Significant estimates - fair value of registrations

The costs associated with the acquisition of players’ and key football management staff registrations include an estimate of the fair value of any contingent consideration. The estimate of the fair value of the contingent consideration payable requires management to assess the likelihood of specific performance conditions being met which would trigger the payment of the contingent consideration. This assessment is carried out on an individual basis. The maximum additional amount that could be payable as of 31 December 2025 is disclosed in Note 31.1. The estimate over the probability of contingent consideration payable could impact the net book value of registrations and amortization recognized in the statement of profit or loss.

Other intangible assets

Other intangible assets include internally generated assets whose cost and accumulated amortization as of 31 December 2025 was £2,103,000 and £2,103,000 respectively (31 December 2024: £2,103,000 and £2,103,000 respectively).